UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nierenberg Investment Management Company, Inc.
Address: 19605 NE 8th Street
         Camas, WA 98607

13F File Number: 028-10859

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Nierenberg
Title: President
Phone: 360-604-8600

Signature, Place, and Date of Signing:

DAVID NIERENBERG
Camas, WA, May 15, 2009

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for This reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Report Summary:

Number of Other Included Managers:              -1-
                                        ----------------
Form 13F Information Table Entry Total:         10
                                        ----------------
Form 13F Information Table Value Total:     $244,810
                                        ----------------
                                           (thousands)

List of Other Included Managers:

1 - Nierenberg Investment Management Offshore, Inc.

Form 13F Information Table

                                TITLE OF              VALUE     SHARES/   SH/  PUT/   INVSTMT   OTHER           VOTING AUTHORITY
    NAME OF ISSUER               CLASS      CUSIP    (x1000)    PRN AMT   PRN  CALL   DSCRETN  MANAGERS    SOLE       SHARED    NONE
-----------------------         --------  ---------  --------   -------   ---  ----   -------  --------    -----      ------    ----
ASSET ACCEPTANCE CAPITAL CORP    Common   04543P100   26,184    4,931,049  SH         defined      1     4,083,208     847,841

BROOKS AUTOMATION INC            Common   114340102   22,343    4,846,713  SH         defined      1     4,092,707     754,006

ELECTRO SCIENTIFIC INDS INC      Common   285229100   22,534    3,806,484  SH         defined      1     3,216,390     590,094

MEDCATH CORPORATION              Common   58404W109   21,379    2,940,711  SH         defined      1     2,443,045     497,666

MEXICAN RESTAURANTS INC          Common   59283R104    3,889    1,192,956  SH         defined      1       922,965     269,991

MOVE, INC                        Common   62458M108   40,825   28,155,339  SH         defined      1    23,650,193   4,505,146

NATCO GROUP INC.                 Common   63227W203   20,138    1,063,838  SH         defined      1       898,538     165,300

NATUS MEDICAL INC                Common   639050103   34,908    4,102,044  SH         defined      1     3,384,217     717,827

RADISYS CORP                     Common   750459109   27,436    4,527,463  SH         defined      1     3,726,287     801,176

SUPERIOR ENERGY SERVICES INC     Common   868157108   25,172    1,952,809  SH         defined      1     1,661,075     291,734

(1) Nierenberg Investment Management Company, Inc. shares investment discretion with Nierenberg Investment Management Offshore, Inc. only with respect to those shares with which it shares voting authority, as set forth in Column 8.